Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings [Text Block]
13—SHORT-TERM BORROWINGS

As of December 31, 2012, short-term borrowings consist mainly of € 1,093 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	October 19, 2013	Euribor + 0,5%

As of December 31, 2011, short-term borrowings consist mainly of € 685 thousand of account receivables factored and for which the Company is supporting the collection risk and a loan in euro amounting to € 1,000 thousand with the following conditions:

	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	January 20, 2012	Euribor + 0,5%